Form N-1A Supplement	Apr. 25, 2025
Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Alternative Nasdaq® & Bond ETF

(the “Fund”)

Supplement dated April 25, 2025

to the Fund’s Prospectus and Statement of Additional Information dated December 2, 2024

This supplement updates certain information contained in the Fund’s prospectus and statement of additional information and should be attached to the prospectus and statement of additional information and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus and/or statement of additional information, as applicable.